Income Taxes - Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ 77	$ 82
Deferred tax assets:
Tax loss carryforwards and other tax credits	662	777
Accounts payable and accrued expenses	808	558
Intangible assets, net	138	49
Total deferred tax assets, gross	1,608	1,384
Presentation offset regarding same legal entity	(1,046)	(644)
Total deferred tax assets, net in the statement of financial position	562	740
Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net	(1,502)	(1,273)
Investments and other assets	(29)	(29)
Total deferred tax liabilities, gross	(1,531)	(1,302)
Presentation offset regarding same legal entity	1,046	644
Total deferred tax liabilities, net in the statement of financial position	(485)	(658)
Net deferred tax assets (liabilities)	77	82
Country of domicile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	(81)	(77)
Deferred tax assets:
Total deferred tax assets, net in the statement of financial position	191	152
Deferred tax liabilities:
Total deferred tax liabilities, net in the statement of financial position	(272)	(229)
Net deferred tax assets (liabilities)	(81)	(77)
Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	158	159
Deferred tax assets:
Total deferred tax assets, net in the statement of financial position	371	588
Deferred tax liabilities:
Total deferred tax liabilities, net in the statement of financial position	(213)	(429)
Net deferred tax assets (liabilities)	$ 158	$ 159